Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Incentive Grant Practices
The CNG Committee approves all equity awards on or before the grant date. The CNG Committee’s general practice is to grant equity awards in February or early March of each year, which the CNG Committee believes is a sufficient amount of time after the release of our fiscal year-end results for the public markets to have absorbed such results. On occasion, the CNG Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes.
While the CNG Committee has discretionary authority to grant equity awards outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation.
The Company did not grant any stock options or SARs to its NEOs during 2024.

Award Timing Method
The CNG Committee approves all equity awards on or before the grant date. The CNG Committee’s general practice is to grant equity awards in February or early March of each year, which the CNG Committee believes is a sufficient amount of time after the release of our fiscal year-end results for the public markets to have absorbed such results. On occasion, the CNG Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
While the CNG Committee has discretionary authority to grant equity awards outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false